Shareholder Report, Average Annual Return (Details) 198337_SGI U.S. Large Cap Equity Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	19.61%	7.30%	9.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
S&P 500 Low Volatility Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Low Volatility Index Total Return Index
Average Annual Return, Percent	4.17%	5.59%	8.49%